Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	13 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jun. 21, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Jan. 31, 2015	Jul. 31, 2014
C 000211307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					LCCMX
Account Value	$ 11,794	$ 11,794	$ 11,794	$ 11,794	$ 11,794	$ 10,708	$ 10,169		$ 9,963	$ 9,878	$ 10,653	$ 10,757	$ 9,756	$ 9,041	$ 9,864	$ 9,957	$ 9,735	$ 9,695	$ 9,533	$ 9,523	$ 9,408	$ 9,399	$ 9,576	$ 9,825	$ 9,875	$ 10,000
Average Annual Return, Percent	15.98%			3.12%	1.31%
C 000211310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					LCCIX
Account Value	$ 12,349	12,349	12,349	$ 12,349	$ 12,349	11,208	10,632		10,392	10,291	11,057	11,156	10,076	9,330	10,145	10,226	9,959	9,901	9,707	9,688	9,527	9,505	9,635	9,872	9,886	10,000
Average Annual Return, Percent	14.74%			3.26%	1.62%
C 000211314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					LCTRX
Account Value	$ 12,853	12,853	12,853	$ 12,853	$ 12,853	12,897	12,607		12,064	11,805	11,637	11,642	10,754	10,025	10,451	10,520	10,048	9,882	9,568	9,566	9,218	9,128	9,096	9,640	9,842	10,000
Average Annual Return, Percent	7.47%			5.43%	2.83%
C 000211311 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					LCTIX
Account Value	$ 14,569	14,569	$ 14,569	$ 14,569	$ 14,569	13,558	13,244		12,513	12,222	12,038	12,034	11,080	10,320	10,713	10,765	10,256	10,074	9,715	9,705	9,314	9,207	9,147	9,680	9,852	10,000
Average Annual Return, Percent	7.81%			6.09%	3.33%
C 000211313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			LCATX
Account Value	$ 11,362	$ 11,362	$ 11,362	$ 11,362	$ 11,362	10,588	10,183	$ 10,000
Average Annual Return, Percent	11.57%	15.05%
C 000211313 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	11.37%	14.69%
Leader Capital Short Term High Yield Bond Fund Investor Class I C E Bof A 13 Year U S Corporateamp Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year US Corporate & Government Index
Account Value	$ 11,593	$ 11,593	11,593	$ 11,593	$ 11,593	11,433	10,966		10,650	10,909	11,164	11,289	11,548	11,233	11,049	10,757	10,599	10,327	10,363	10,319	10,356	10,260	10,174	10,104	10,109	10,000
Average Annual Return, Percent	5.72%			1.51%	1.49%
Leader Capital Short Term High Yield Bond Fund Institutional Class I C E Bof A 13 Year U S Corporateamp Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year US Corporate & Government Index
Account Value	$ 11,593	11,593	11,593	$ 11,593	$ 11,593	11,433	10,966		10,650	10,909	11,164	11,289	11,548	11,233	11,049	10,757	10,599	10,327	10,363	10,319	10,356	10,260	10,174	10,104	10,109	10,000
Average Annual Return, Percent	5.72%			1.51%	1.49%
Leader Capital High Quality Income Fund Investor Class Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,727	11,727	$ 11,727	$ 11,727	11,158	11,158		11,547	11,547	12,705	12,705	12,795	12,795	11,619	11,619	10,751	10,751	10,837	10,837	10,893	10,893	10,282	10,282	10,000	10,000
Average Annual Return, Percent	5.10%			0.19%	1.61%
Leader Capital High Quality Income Fund Institutional Class Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,727	$ 11,727	$ 11,727	$ 11,727	11,158	11,158		$ 11,547	$ 11,547	$ 12,705	$ 12,705	$ 12,795	$ 12,795	$ 11,619	$ 11,619	$ 10,751	$ 10,751	$ 10,837	$ 10,837	$ 10,893	$ 10,893	$ 10,282	$ 10,282	$ 10,000	$ 10,000
Average Annual Return, Percent	5.10%			0.19%	1.61%
Leader Capital High Quality Income Fund Class A Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,379	$ 10,379	$ 10,379	$ 10,379	$ 10,379	$ 9,961	$ 9,961	$ 10,000
Average Annual Return, Percent	5.10%	4.20%